SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 25,903		$ 24,503		$ 33,434
Long-lived assets	689	[1]	963	[1]	1,166	[1]
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	529		493		1,514
Long-lived assets		[1]		[1]		[1]
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,130		1,985		3,943
Long-lived assets		[1]		[1]		[1]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,896		1,178		976
Long-lived assets		[1]		[1]		[1]
Israel and Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	20,348		20,847		27,001
Long-lived assets	$ 689	[1]	$ 963	[1]	$ 1,166	[1]

[1]	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).